Loss before income tax	12 Months Ended
Jun. 30, 2021
Disclosure Of Loss Before Income Tax [Abstract]
Loss before income tax

3. Loss before income tax

		Year Ended June 30,
(in U.S. dollars, in thousands)	Note	2021	2020	2019
Revenue
Commercialization revenue		7,434	6,614	5,003
Milestone revenue		—	25,000	11,000
Interest revenue		22	542	719
Total Revenue		7,456	32,156	16,722

Clinical trial and research & development		(18,569)	(24,565)	(37,927)
Manufacturing production & development		(31,590)	(23,944)	(10,912)

Employee benefits
Salaries and employee benefits		(26,804)	(25,100)	(19,504)
Defined contribution superannuation expenses		(379)	(327)	(339)
Equity settled share-based payment transactions(1)		(12,510)	(7,522)	(4,368)
Total Employee benefits		(39,693)	(32,949)	(24,211)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(1,016)	(585)	(562)
Right of use asset depreciation		(1,691)	(1,508)	—
Intellectual property amortization		(1,557)	(1,574)	(1,577)
Total Depreciation and amortization of non-current assets		(4,264)	(3,667)	(2,139)

Other Management & administration expenses
Overheads & administration		(7,757)	(8,276)	(11,356)
Consultancy		(5,386)	(5,168)	(3,360)
Legal, patent and other professional fees		(6,950)	(5,854)	(4,098)
Intellectual property expenses (excluding the amount amortized above)		(2,389)	(2,683)	(2,795)
Total Other Management & administration expenses		(22,482)	(21,981)	(21,609)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(g)(iii)	18,687	1,380	(6,264)
Total Fair value remeasurement of contingent consideration		18,687	1,380	(6,264)

Other operating income and expenses
Research & development tax incentive		—	—	(74)
Government grant revenue		68	78	—
Foreign exchange gains/(losses)		1,471	246	(208)
Foreign withholding tax paid		—	—	(52)
Total Other operating income and expenses		1,539	324	(334)

Finance (costs)/gains
Remeasurement of borrowing arrangements(2)		5,225	607	(376)
Interest expense		(15,939)	(14,716)	(11,704)
Total Finance costs		(10,714)	(14,109)	(12,080)

Total loss before income tax		(99,630)	(87,355)	(98,754)

(1)	Share-based payment transactions

For the years ended June 30, 2021, 2020 and 2019, share-based payment transactions have been reflected in the Consolidated Statement of Comprehensive Income functional expense categories as follows:

	Year Ended June 30,
(in U.S. dollars)	2021	2020	2019
Research and development	7,782,330	3,194,695	2,283,646
Manufacturing and commercialization	547,998	434,403	329,718
Management and administration	4,179,416	3,892,647	1,755,027
Equity settled share-based payment transactions	12,509,744	7,521,745	4,368,391
Legal, patent and other professional fees	—	—	620,000
Total equity settled share-based payment transactions in the profit and loss	12,509,744	7,521,745	4,988,391

(2)	Change in comparative figures

The Group routinely reviews the financial statements for opportunities to improve the quality of financial reporting. The Group identified an opportunity to enhance the presentation of the Remeasurement for borrowing arrangements within Finance (costs)/gains and Remeasurement for borrowing arrangements within Other operating income and expenses. The Group considered that changes in the carrying value of borrowings is primarily due to changes in our estimated future cash flows and key assumptions about the settlement of the borrowings and these line items in the Consolidated Income Statement should therefore be reported in aggregate, to provide more relevant information to the users of the financial statements. This change in presentation has been retrospectively applied to the years ended June 30, 2020 and 2019.

The impact of the reclassification of the prior period financial statements is summarized below:

	Year Ended June 30,			Year Ended June 30,
	2020			2019
(in U.S. dollars, in thousands)	Previously reported	Currently reported	Effect of change	Previously reported	Currently reported	Effect of change
Other operating income and expenses	(779)	—	779	(752)	—	752
Finance costs	1,386	607	(779)	376	(376)	(752)

Revenue recognition

Grünenthal arrangement

In September 2019, the Group entered into a strategic partnership with Grünenthal for the development and commercialization in Europe and Latin America of the Group’s allogeneic mesenchymal precursor cell (“MPC”) product, MPC-06-ID, receiving exclusive rights to the Phase 3 allogeneic product candidate for the treatment of low back pain due to degenerative disc disease.

The Group received a non-refundable upfront payment of $15.0 million in October 2019, on signing of the contract with Grünenthal. The Group received a milestone payment in December 2019 of $2.5 million in relation to meeting a milestone event as part of the strategic partnership with Grünenthal.

In June 2021, the Group announced its intention to leverage the results from a planned US trial to support potential product approvals in both the US and EU by including 20% EU patients in order to provide regulatory harmonization, cost efficiencies and streamlined timelines, without initiating an EU trial. As a result, the strategic partnership with Grünenthal has been amended, and milestone payments relating to R&D and CMC services and other development services which were linked to the Europe trial have been removed, instead the Group is eligible to receive payments up to US$112.5 million prior to product launch in the EU, inclusive of US$17.5 million already received, if certain clinical and regulatory milestones are satisfied and reimbursement targets are achieved. Cumulative milestone payments could reach US$1 billion depending on the final outcome of Phase 3 studies and patient adoption. The Group will also receive tiered double-digit royalties on product sales as per the original agreement.

The $2.5 million milestone payment received in December 2019 from Grünenthal was considered constrained and is still considered deferred consideration as of June 30, 2021. Revenue will be recognized when the performance obligation is satisfied, which is when the clinical trial has recruited the required amount of European patients. There was no milestone revenue recognized in relation to this strategic partnership with Grünenthal in the year ended June 30, 2021.

See Note 23(e) for further details about the Group’s revenue recognition policies.